UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about U.S. Equity Research ETF ("the fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$18	0.34%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$730,051
  Number of Portfolio Holdings339
  Portfolio Turnover Rate23.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	12.8
Health Care	12.4
Consumer Discretionary	9.9
Communication Services	9.2
Industrials & Business Services	7.4
Consumer Staples	5.7
Energy	3.8
Utilities	2.2
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.3%
NVIDIA	7.1
Apple	6.8
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.5
Eli Lilly	2.0
Broadcom	1.5
Tesla	1.2
Exxon Mobil	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF967-053 08/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
T. ROWE PRICE
TSPA	U.S. Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		6/8/21(1) Through
	6/30/24	12/31/23	12/31/22	12/31/21
NET ASSET VALUE
Beginning of period	$ 29.36	$ 22.72	$ 28.25	$ 25.00
Investment activities
Net investment income(2) (3)	0.16	0.31	0.26	0.14
Net realized and unrealized gain/loss	4.83	6.45	(5.53)	3.23
Total from investment activities	4.99	6.76	(5.27)	3.37
Distributions
Net investment income	-	(0.12)	(0.23)	(0.12)
Net realized gain	-	-	(0.03)	-
Total distributions	-	(0.12)	(0.26)	(0.12)
NET ASSET VALUE
End of period	$ 34.35	$ 29.36	$ 22.72	$ 28.25

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		6/8/21(1) Through
	6/30/24	12/31/23	12/31/22	12/31/21
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	17.00%	29.77%	(18.64)%	13.51%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.34%(5)	0.34%	0.34%	0.34%(5)
Net expenses after waivers/payments by Price Associates	0.34%(5)	0.34%	0.34%	0.34%(5)
Net investment income	0.97%(5)	1.18%	1.05%	0.92%(5)
Portfolio turnover rate(6)	23.2%	42.2%	39.9%	13.0%
Net assets, end of period (in thousands)	$ 730,051	$ 95,116	$ 23,064	$ 23,165

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

June 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 9.2%
Diversified Telecommunication Services 0.1%
Verizon Communications	19,529	805
		805
Entertainment 1.1%
Netflix (1)	9,442	6,372
Walt Disney	16,281	1,617
		7,989
Interactive Media & Services 6.8%
Alphabet, Class A	71,346	12,996
Alphabet, Class C	100,330	18,402
Meta Platforms, Class A	36,012	18,158
		49,556
Media 0.4%
Comcast, Class A	79,309	3,106
		3,106
Wireless Telecommunication Services 0.8%
T-Mobile US	33,154	5,841
		5,841
Total Communication Services		67,297
CONSUMER DISCRETIONARY 9.9%
Automobile Components 0.0%
Aptiv (1)	3,737	263
		263
Automobiles 1.3%
Ford Motor	2,900	36

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
General Motors	7,766	361
Rivian Automotive, Class A (1)(2)	22,569	303
Tesla (1)	44,073	8,721
		9,421
Broadline Retail 4.0%
Amazon.com (1)	148,954	28,786
		28,786
Hotels, Restaurants & Leisure 2.5%
Airbnb, Class A (1)	8,432	1,279
Booking Holdings	570	2,258
Chipotle Mexican Grill (1)	44,100	2,763
Domino's Pizza	1,628	841
Hilton Worldwide Holdings	6,775	1,478
Las Vegas Sands	21,228	939
Marriott International, Class A	5,197	1,256
McDonald's	14,363	3,660
Norwegian Cruise Line Holdings (1)	16,924	318
Royal Caribbean Cruises (1)	7,776	1,240
Starbucks	7,289	567
Wingstop	1,476	624
Wynn Resorts	8,411	753
Yum! Brands	4,300	570
		18,546
Household Durables 0.2%
NVR (1)	170	1,290
		1,290
Specialty Retail 1.8%
AutoZone (1)	311	922
Bath & Body Works	4,432	173
Burlington Stores (1)	2,793	670
Home Depot	17,076	5,878

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Lowe's	8,393	1,851
O'Reilly Automotive (1)	1,012	1,069
Ross Stores	8,934	1,298
TJX	12,876	1,418
Ulta Beauty (1)	200	77
		13,356
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Class B	8,932	673
		673
Total Consumer Discretionary		72,335
CONSUMER STAPLES 5.7%
Beverages 1.6%
Coca-Cola	72,176	4,594
Constellation Brands, Class A	4,381	1,127
Keurig Dr Pepper	49,535	1,654
Monster Beverage (1)	11,146	557
PepsiCo	21,923	3,616
		11,548
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale	7,159	6,085
Dollar General	8,559	1,132
Sysco	4,329	309
Target	8,486	1,256
Walmart	71,983	4,874
		13,656
Food Products 0.3%
Kraft Heinz	9,905	319
Mondelez International, Class A	21,048	1,378
Tyson Foods, Class A	4,238	242
		1,939

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 1.2%
Colgate-Palmolive	25,002	2,426
Kimberly-Clark	2,300	318
Procter & Gamble	37,497	6,184
		8,928
Personal Care Products 0.2%
elf Beauty (1)	1,045	220
Kenvue	64,712	1,177
		1,397
Tobacco 0.5%
Altria Group	7,933	361
Philip Morris International	33,966	3,442
		3,803
Total Consumer Staples		41,271
ENERGY 3.8%
Energy Equipment & Services 0.3%
Halliburton	23,552	796
Schlumberger	33,873	1,598
		2,394
Oil, Gas & Consumable Fuels 3.5%
Chesapeake Energy	3,767	310
Chevron	24,374	3,813
ConocoPhillips	31,107	3,558
Devon Energy	2,800	133
Diamondback Energy	4,236	848
EOG Resources	12,684	1,596
EQT	12,511	463
Exxon Mobil	75,304	8,669
Hess	3,678	542
Kinder Morgan	34,200	679

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Marathon Petroleum	12,279	2,130
Phillips 66	3,880	548
Suncor Energy	8,425	321
Targa Resources	5,600	721
Valero Energy	4,228	663
Williams	6,060	257
		25,251
Total Energy		27,645
FINANCIALS 12.8%
Banks 3.2%
Bank of America	106,162	4,222
Citigroup	52,664	3,342
East West Bancorp	4,528	332
Fifth Third Bancorp	32,471	1,185
Huntington Bancshares	75,815	999
JPMorgan Chase	42,765	8,650
M&T Bank	100	15
PNC Financial Services Group	3,967	617
Popular	700	62
Truist Financial	9,498	369
Wells Fargo	57,841	3,435
Western Alliance Bancorp	4,288	269
		23,497
Capital Markets 2.6%
Ares Management	6,783	904
Bank of New York Mellon	17,478	1,047
BlackRock	1,282	1,009
Blackstone	5,067	627
Cboe Global Markets	5,008	852
Charles Schwab	39,935	2,943
CME Group	1,027	202
FactSet Research Systems	100	41

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Goldman Sachs Group	4,558	2,062
Intercontinental Exchange	12,285	1,682
KKR	12,180	1,282
LPL Financial Holdings	449	125
Moody's	2,382	1,003
Morgan Stanley	21,345	2,074
MSCI	1,107	533
S&P Global	5,114	2,281
Tradeweb Markets, Class A	5,406	573
		19,240
Consumer Finance 0.6%
Ally Financial	10,217	405
American Express	12,476	2,889
Capital One Financial	2,225	308
Discover Financial Services	4,899	641
Synchrony Financial	6,792	320
		4,563
Financial Services 4.4%
Apollo Global Management	4,439	524
Berkshire Hathaway, Class B (1)	21,178	8,615
Corebridge Financial	43,945	1,280
Corpay (1)	4,472	1,192
Equitable Holdings	15,545	635
Fiserv (1)	20,841	3,106
Global Payments	11,244	1,087
Mastercard, Class A	14,042	6,195
Visa, Class A	29,877	7,842
Voya Financial	16,868	1,200
		31,676
Insurance 2.0%
Allstate	9,478	1,513

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
American International Group	29,530	2,192
Axis Capital Holdings	1,097	77
Chubb	12,887	3,287
Hartford Financial Services Group	21,034	2,115
Marsh & McLennan	8,712	1,836
MetLife	24,791	1,740
RenaissanceRe Holdings	4,710	1,053
Travelers	3,447	701
		14,514
Total Financials		93,490
HEALTH CARE 12.4%
Biotechnology 1.8%
AbbVie	24,353	4,177
Amgen	10,355	3,236
Biogen (1)	4,007	929
Gilead Sciences	8,138	558
Moderna (1)	85	10
Regeneron Pharmaceuticals (1)	1,859	1,954
Vertex Pharmaceuticals (1)	5,319	2,493
		13,357
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	12,991	1,350
Baxter International	6,193	207
Becton Dickinson	8,212	1,919
Boston Scientific (1)	20,563	1,584
Dexcom (1)	11,947	1,355
Edwards Lifesciences (1)	17,385	1,606
Hologic (1)	12,492	927
IDEXX Laboratories (1)	260	127
Intuitive Surgical (1)	7,292	3,244
Medtronic	9,030	711
Solventum (1)	216	11

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Stryker	8,198	2,789
Teleflex	486	102
Zimmer Biomet Holdings	14,351	1,557
		17,489
Health Care Providers & Services 2.7%
Cardinal Health	4,167	410
Cencora	3,896	878
Centene (1)	2,394	159
Cigna	8,219	2,717
CVS Health	2,776	164
Elevance Health	5,356	2,902
HCA Healthcare	284	91
Humana	2,018	754
McKesson	2,941	1,718
Molina Healthcare (1)	2,200	654
Tenet Healthcare (1)	8,286	1,102
UnitedHealth Group	15,828	8,060
		19,609
Life Sciences Tools & Services 1.4%
Agilent Technologies	1,452	188
Bio-Techne	4,120	295
Charles River Laboratories International (1)	200	42
Danaher	13,177	3,292
ICON (1)	1,982	622
IQVIA Holdings (1)	72	15
Mettler-Toledo International (1)	466	651
Repligen (1)	4,500	567
Thermo Fisher Scientific	8,164	4,515
		10,187
Pharmaceuticals 4.1%
AstraZeneca, ADR	18,564	1,448

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Bristol-Myers Squibb	17,083	709
Elanco Animal Health (1)	33,500	483
Eli Lilly	15,891	14,387
Johnson & Johnson	30,171	4,410
Merck	36,759	4,551
Novo Nordisk, ADR	8,999	1,285
Pfizer	24,960	698
Sanofi, ADR	1,700	83
Viatris	87,631	932
Zoetis	5,920	1,026
		30,012
Total Health Care		90,654
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 1.7%
Boeing (1)	12,465	2,269
General Dynamics	1,681	488
General Electric	24,134	3,836
Howmet Aerospace	11,879	922
Huntington Ingalls Industries	383	94
L3Harris Technologies	6,746	1,515
Lockheed Martin	366	171
Northrop Grumman	2,255	983
RTX	10,458	1,050
TransDigm Group	1,112	1,421
		12,749
Air Freight & Logistics 0.2%
FedEx	4,474	1,342
		1,342
Building Products 0.4%
Carrier Global	20,401	1,287
Johnson Controls International	8,696	578

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trane Technologies	2,409	792
		2,657
Commercial Services & Supplies 0.5%
Cintas	1,163	814
Copart (1)	19,774	1,071
Republic Services	1,700	330
Veralto	619	59
Waste Connections	6,298	1,105
Waste Management	2,300	491
		3,870
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1)	4,150	156
		156
Electrical Equipment 0.7%
Emerson Electric	4,465	492
GE Vernova (1)	11,622	1,993
Hubbell	2,089	764
Rockwell Automation	4,628	1,274
Vertiv Holdings, Class A	2,700	234
		4,757
Ground Transportation 1.5%
Canadian National Railway	6,216	734
Canadian Pacific Kansas City (2)	3,452	272
CSX	60,252	2,016
JB Hunt Transport Services	4,005	641
Norfolk Southern	5,492	1,179
Old Dominion Freight Line	12,831	2,266
Saia (1)	1,310	621
Uber Technologies (1)	39,946	2,903
		10,632

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 0.7%
3M	1,675	171
Honeywell International	12,801	2,734
Roper Technologies	3,559	2,006
		4,911
Machinery 1.3%
Caterpillar	3,677	1,225
Cummins	7,135	1,976
Deere	4,197	1,568
Dover	4,167	752
Esab	3,580	338
IDEX	3,104	624
Ingersoll-Rand	10,520	956
Nordson	569	132
Otis Worldwide	1,581	152
Stanley Black & Decker	23,386	1,868
Xylem	500	68
		9,659
Passenger Airlines 0.1%
Southwest Airlines	13,085	374
United Airlines Holdings (1)	6,240	304
		678
Professional Services 0.3%
Broadridge Financial Solutions	3,638	717
Equifax	1,912	463
TransUnion	3,452	256
Verisk Analytics	2,827	762
		2,198

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.0%
SiteOne Landscape Supply (1)	1,823	221
		221
Total Industrials & Business Services		53,830
INFORMATION TECHNOLOGY 32.4%
Communications Equipment 0.4%
Arista Networks (1)	2,802	982
Cisco Systems	40,157	1,908
		2,890
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A	34,710	2,339
Keysight Technologies (1)	7,052	964
TE Connectivity	9,285	1,397
Teledyne Technologies (1)	2,642	1,025
Zebra Technologies, Class A (1)	2,862	884
		6,609
IT Services 0.8%
Accenture, Class A	13,585	4,122
Gartner (1)	200	90
International Business Machines	8,034	1,389
Shopify, Class A (1)	1,700	112
		5,713
Semiconductors & Semiconductor Equipment 12.0%
Advanced Micro Devices (1)	11,999	1,946
Analog Devices	4,289	979
Applied Materials	4,219	996
ASML Holding NV	36	37
Broadcom	6,879	11,044
Entegris	9,645	1,306
First Solar (1)	45	10

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
KLA	4,257	3,510
Lam Research	4,370	4,653
Lattice Semiconductor (1)	4,270	248
Microchip Technology	7,934	726
Micron Technology	21,575	2,838
Monolithic Power Systems	972	799
NVIDIA	418,080	51,650
QUALCOMM	25,410	5,061
Teradyne	4,764	706
Texas Instruments	6,005	1,168
		87,677
Software 11.4%
Adobe (1)	8,269	4,594
Autodesk (1)	6,047	1,496
Cadence Design Systems (1)	4,547	1,399
Crowdstrike Holdings, Class A (1)	2,200	843
Descartes Systems Group (1)	7,144	692
Dynatrace (1)	8,834	395
Fair Isaac (1)	569	847
Fortinet (1)	35,026	2,111
Gen Digital	58,907	1,471
Intuit	4,001	2,630
Microsoft	119,384	53,359
Oracle	18,901	2,669
Palo Alto Networks (1)	2,433	825
Salesforce.com	22,410	5,762
ServiceNow (1)	596	469
Synopsys (1)	4,859	2,891
Tyler Technologies (1)	140	70
Workday (1)	1,839	411
Zscaler (1)	114	22
		82,956

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 6.9%
Apple	234,294	49,347
Pure Storage, Class A (1)	8,944	575
Western Digital (1)	10,574	801
		50,723
Total Information Technology		236,568
MATERIALS 2.0%
Chemicals 1.0%
CF Industries Holdings	8,586	636
Linde	11,353	4,982
Mosaic	16,468	476
RPM International	1,502	162
Sherwin-Williams	4,267	1,273
		7,529
Construction Materials 0.2%
Vulcan Materials	4,221	1,050
		1,050
Containers & Packaging 0.2%
Avery Dennison	704	154
Ball	12,768	766
Packaging of America	3,708	677
WestRock	2,702	136
		1,733
Metals & Mining 0.5%
Agnico Eagle Mines	7,460	488
Franco-Nevada	3,680	436
Freeport-McMoRan	29,626	1,440
Steel Dynamics	7,926	1,026
		3,390

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Paper & Forest Products 0.1%
West Fraser Timber	8,521	655
		655
Total Materials		14,357
REAL ESTATE 1.9%
Health Care REITs 0.2%
Welltower, REIT	12,708	1,325
		1,325
Industrial REITs 0.4%
Prologis, REIT	16,936	1,902
Rexford Industrial Realty, REIT	21,734	969
		2,871
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	4,206	375
CoStar Group (1)	4,322	320
		695
Residential REITs 0.4%
American Homes 4 Rent, Class A, REIT	8,515	316
AvalonBay Communities, REIT	3,920	811
Camden Property Trust, REIT	200	22
Essex Property Trust, REIT	4,158	1,132
Sun Communities, REIT	4,215	507
		2,788
Retail REITs 0.1%
Kimco Realty, REIT	16,233	316
Regency Centers, REIT	4,267	266
Simon Property Group, REIT	3,683	559
		1,141

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Specialized REITs 0.7%
American Tower, REIT	8,746	1,700
CubeSmart, REIT	4,467	202
Equinix, REIT	2,620	1,982
Extra Space Storage, REIT	335	52
Public Storage, REIT	3,933	1,132
Weyerhaeuser, REIT	4,377	124
		5,192
Total Real Estate		14,012
UTILITIES 2.2%
Electric Utilities 1.5%
Constellation Energy	7,734	1,549
Exelon	6,000	208
FirstEnergy	21,461	822
NextEra Energy	50,080	3,546
PG&E	127,107	2,219
PPL	5,138	142
Southern	20,623	1,600
Xcel Energy	17,174	917
		11,003
Gas Utilities 0.1%
Atmos Energy	4,400	513
		513
Independent Power & Renewable Electricity Producer 0.0%
Vistra	3,384	291
		291
Multi-Utilities 0.6%
Ameren	17,076	1,214
CenterPoint Energy	33,375	1,034

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CMS Energy	3,857	230
Dominion Energy	26,490	1,298
NiSource	25,279	728
		4,504
Total Utilities		16,311
Total Common Stocks (Cost $677,535)		727,770
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 5.25% (3)	2,364,427	2,364
Total Short-Term Investments (Cost $2,364)		2,364
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.38% (3)(4)	468,792	469
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		469
Total Securities Lending Collateral (Cost $469)		469
Total Investments in Securities 100.1% of Net Assets (Cost $680,368)		$730,603

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at June 30, 2024. See Note 3.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 6/30/24
T. Rowe Price Government Reserve Fund	$195	¤	¤	$469
	Total			$469^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $469.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

June 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $680,368)	$730,603
Receivable for shares sold	20,437
Receivable for investment securities sold	2,658
Dividends receivable	344
Total assets	754,042
Liabilities
Payable for investment securities purchased	23,335
Obligation to return securities lending collateral	469
Investment management and administrative fees payable	179
Due to custodian	8
Total liabilities	23,991
NET ASSETS	$730,051
Net assets consists of:
Total distributable earnings (loss)	$48,792
Paid-in capital applicable to 21,255,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	681,259
NET ASSETS	$730,051
NET ASSET VALUE PER SHARE	$34.35
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3)	$1,649
Securities lending	2
Total income	1,651
Investment management and administrative expense	425
Net investment income	1,226
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(1,208)
In-kind redemptions	349
Net realized loss	(859)
Change in net unrealized gain / loss on securities	41,324
Net realized and unrealized gain / loss	40,465
INCREASE IN NET ASSETS FROM OPERATIONS	$41,691
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	6/30/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,226	$400
Net realized loss	(859)	(253)
Change in net unrealized gain / loss	41,324	10,145
Increase in net assets from operations	41,691	10,292
Distributions to shareholders
Net earnings	—	(379)
Capital share transactions*
Shares sold	594,206	63,393
Shares redeemed	(962)	(1,254)
Increase in net assets from capital share transactions	593,244	62,139
Net Assets
Increase during period	634,935	72,052
Beginning of period	95,116	23,064
End of period	$730,051	$95,116
*Share information
Shares sold	18,045	2,275
Shares redeemed	(30)	(50)
Increase in shares outstanding	18,015	2,225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity Research ETF (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks to provide long-term capital growth.
The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund does disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2024, the value of loaned securities was $439,000; the value of cash collateral and related investments was $469,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $67,604,000 and $66,270,000, respectively, for the six months ended June 30, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $592,273,000 and $959,000, respectively, for the six months ended June 30, 2024.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  4  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had $1,720,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $680,501,000. Net unrealized gain aggregated $50,102,000 at period-end, of which $53,479,000 related to appreciated investments and $3,377,000 related to depreciated investments.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,045,014 shares of the fund, representing 5% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   BORROWING
At June 30, 2024, the fund had outstanding borrowings from State Street Bank of $8,000 at an annual rate of 0.00%.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data,

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Approval of Investment Management Agreement (continued)
against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Approval of Investment Management Agreement (continued)
except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Approval of Investment Management Agreement (continued)
rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF967-051 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research ETF

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024